Filed Pursuant to Rule 497(e)

Registration No. 333-141093

GABELLI ESG FUND, INC. (the “Fund”)

Supplement dated June 11, 2019, to the Fund’s Summary Prospectus and Statutory Prospectus, both dated July 30, 2018, as amended August 7, 2018 and January 31, 2019, and the Fund’s Statement of Additional Information, dated July 30, 2018, as amended January 31, 2019.

Effective July 1, 2019, the ticker symbols for the Class AAA, A, C, and I shares of the Fund will change to ESGGX, ESGHX, ESGJX, and ESGKX, respectively.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE